Annual Total Returns- JPMorgan Small Cap Growth Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Growth Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.91%)	12.06%	47.46%	(0.51%)	(2.34%)	7.47%	40.79%	(5.05%)	36.76%	58.80%